Prepayments	12 Months Ended
Dec. 31, 2018
Prepayments And Accrued Income [Abstract]
Prepayments
13.	PREPAYMENTS

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Prepaid rents	$2,687	$2,415
Others	3,074	2,921
	$5,761	$5,336
Current
Prepaid rents	$812	$600
Others	1,376	1,273
	$2,188	$1,873
Noncurrent
Prepaid rents	$1,875	$1,815
Others	1,698	1,648
	$3,573	$3,463